Provisions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 408
Additions	50
Usage	(42)
Reversals	(54)
Ending balance	362
Current	74	$ 81
Non-current	288	327
Total other provisions	362	408
AROs
Reconciliation of changes in other provisions [abstract]
Beginning balance	182
Additions	12
Usage	(4)
Reversals	(25)
Ending balance	165
Current	28
Non-current	137
Total other provisions	165	182
Other
Reconciliation of changes in other provisions [abstract]
Beginning balance	226
Additions	38
Usage	(38)
Reversals	(29)
Ending balance	197
Current	46
Non-current	151
Total other provisions	$ 197	$ 226